CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Provision for trade receivables (in dollars)	$ 1,855	$ 1,313